14. Investment properties (Tables)	12 Months Ended
Dec. 31, 2019
Investment property [abstract]
Schedule of fair value of investment properties

The fair value of investment properties is measured based on assessments performed by third parties.

	Balance at 2018	Additions	Depreciation	Business combination	Exchange rate changes	Transfers	Balance at 2019

Land	6	2	-	643	11	(6)	656
Buildings	10	10	(4)	2,319	45	5	2,385
Improvements	4	-	-	-	-	(4)	-
Construction in progress	-	-	-	10	-	-	10
Total	20	12	(4)	2,972	56	(5)	3,051

	2019			2018
	Cost	Accumulated depreciation	Net	Cost	Accumulated depreciation	Net

Land	656	-	656	6	-	6
Buildings	2,400	(15)	2,385	20	(10)	10
Improvements	-	-	-	4	-	4
Construction in progress	10	-	10	-	-	-
Total	3,066	(15)	3,051	30	(10)	20

Schedule of fair value of investment properties by Exito and its subsidiaries

During December 2019, the net result generated by investment properties owned by Éxito and its subsidiaries are as follows:

Lease revenue	31
Operating expenses from investment properties that generate revenue	(4)
Operating expenses from investment properties that do not generate revenue	(12)
Net result generated by investment properties	15